Income Taxes - Schedule of Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Tax [Abstract]
Domestic (Israel)	$ 33,228	$ 28,567	$ 23,348
Foreign (USA)	936	413	448
Total	$ 34,164	$ 28,980	$ 23,796